Debt - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Feb. 29, 2020	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Debt Instrument [Line Items]
Interest rate, stated percentage				3.00%
Proceeds from issuance of debt					$ 4,134	$ 0	$ 4,100
Notes Payable to Banks
Debt Instrument [Line Items]
Face amount								$ 4,100
Interest rate, stated percentage								2.43%
Extension term			1 year	1 year
Notes Payable to Banks | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Interest rate, stated percentage	0.98%	0.98%
Proceeds from issuance of debt	$ 4,100
Repayments of long-term debt		$ 4,100